ORDINARY SHARES AND WARRANTS ISSUANCE - Additional Information (Details) $ / shares in Units, $ in Thousands	Feb. 12, 2025 USD ($) $ / shares shares
Stockholders' Equity Note [Abstract]
Number of ordinary shares issued | shares	28,776,978
Number of warrants issued to purchase ordinary shares | shares	23,021,582
Offering price | $ / shares	$ 1.39
Total consideration received | $	$ 37,289
Payments of stock issuance costs | $	$ 2,711
Warrants exercisable, price per share | $ / shares	$ 1.69
Warrants expiration term	5 years